Assets Held for Sale - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Inventory	£ 5,947	£ 5,476
impairment of allocated goodwill recognised	4
Assets held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Inventory	109	50
Assets held for sale [member] | Level 3 [member]
Disclosure of detailed information about intangible assets [line items]
Inventory	£ 109	£ 50